Shareholder Report, Holdings (Details)	May 31, 2025
C000034167 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[1]
C000034167 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[1]
C000034167 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[1]
C000034167 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[1]
C000034167 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000034167 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000034167 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000034167 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000034167 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[1]
C000034167 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000034167 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034167 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000034167 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000034167 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000034167 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000034167 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000034167 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000034167 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000034167 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000034167 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034167 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034167 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034168 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[2]
C000034168 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[2]
C000034168 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[2]
C000034168 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[2]
C000034168 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[2]
C000034168 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000034168 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000034168 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[2]
C000034168 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[2]
C000034168 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
C000034168 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034168 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000034168 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000034168 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000034168 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000034168 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000034168 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000034168 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000034168 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000034168 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034168 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034168 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034169 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[3]
C000034169 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[3]
C000034169 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[3]
C000034169 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[3]
C000034169 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[3]
C000034169 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000034169 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000034169 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000034169 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[3]
C000034169 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000034169 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000034169 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000034169 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000034169 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000034169 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000034169 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000034169 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000034169 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000034169 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000034169 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034169 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034169 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130467 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[4]
C000130467 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[4]
C000130467 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%	[4]
C000130467 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%	[4]
C000130467 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[4]
C000130467 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000130467 [Member] | Verizon Communications Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000130467 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[4]
C000130467 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[4]
C000130467 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[4]
C000130467 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000130467 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000130467 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000130467 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000130467 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000130467 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000130467 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000130467 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000130467 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000130467 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000130467 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000130467 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.